ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Accounts receivable	$ 2,214,173	$ 4,077,820
Allowance for doubtful accounts	(76,462)	(15,477)
Accounts receivable, net	$ 2,137,711	$ 4,062,343